BBIF Tax-Exempt Fund
BBIF Money Fund
BBIF Treasury Fund
BBIF Government Securities Fund
BIF Money Fund
BIF Treasury Fund
BIF Government Securities Fund
BIF Tax-Exempt Fund

BIF Multi-State Municipal Series Trust
BIF Arizona Municipal Money Fund
BIF California Municipal Money Fund
BIF Connecticut Municipal Money Fund
BIF Florida Municipal Money Fund
BIF Massachusetts Municipal Money Fund
BIF Michigan Municipal Money Fund
BIF New Jersey Municipal Money Fund
BIF New York Municipal Money Fund
BIF North Carolina Municipal Money Fund
BIF Ohio Municipal Money Fund
BIF Pennsylvania Municipal Money Fund

BlackRock FundsSM

BlackRock Money Market Portfolio
BlackRock U.S. Treasury Money Market Portfolio
BlackRock Municipal Money Market Portfolio
BlackRock New Jersey Municipal Money Market Portfolio
BlackRock North Carolina Municipal Money Market Portfolio
BlackRock Ohio Municipal Money Market Portfolio
BlackRock Pennsylvania Municipal Money Market Portfolio
BlackRock Virginia Municipal Money Market Portfolio

BlackRock Financial Institutions Series Trust

BlackRock Summit Cash Reserves Fund

BlackRock Series Fund, Inc.

BlackRock Money Market Portfolio

BlackRock Variable Series Funds, Inc.

BlackRock Money Market V.I. Fund

Ready Assets Prime Money Fund
Ready Assets U.S. Treasury Money Fund
Ready Assets U.S.A. Government Money Fund
Retirement Series Trust

Retirement Reserves Money Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement Dated April 1, 2011 to the
Statements of Additional Information of each Fund

Effective April 1, 2011, the Statements of Additional Information of the Funds are amended as follows:

The third paragraph under the section entitled “Purchase of Shares — Other Compensation to Selling Dealers” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations have specific distribution and marketing agreements with the Funds: Ameriprise Financial Services, Inc., AXA Advisors, LLC, Commonwealth Equity Services, LLP (Commonwealth Financial Network), Donegal Securities, Inc., Financial Network Investment Corporation, ING Financial Partners, Inc., LPL Financial Corporation, Merrill Lynch, MetLife Securities, Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corporation, New England Securities Corporation, Oppenheimer & Co. Inc., PrimeVest Financial Services, Inc., Raymond James, RBC Capital Markets, Securities America, Inc., Tower Square Securities Inc., UBS, Walnut Street Securities Inc., Wells Fargo and/or broker-dealers and other financial services firms under common control with the above organizations (or their successors or assignees). The level of payments made to these Service Organizations with respect to the Funds in any year will vary, may be limited to specific Funds or share classes, or may exclude the Funds entirely.